Annual Total Returns - Voya Small Company Fund (Class A C I R R6 T and W Shares) [BarChart] - Class A C I R R6 T and W Shares - Voya Small Company Fund - Class A	Sep. 30, 2021
Bar Chart Table:
2011	(3.22%)
2012	13.62%
2013	36.76%
2014	5.85%
2015	(1.73%)
2016	23.50%
2017	10.73%
2018	(16.43%)
2019	25.61%
2020	11.91%